Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment [Table Text Block]
	Business Solutions	Entertainment Group	Consumer Mobility	International	Wireless	Wireline	Total
Balance as of December 31, 2014	$-	$-	$-	$-	$36,469	$33,223	$69,692
Goodwill acquired	-	30,839	-	4,672	6	-	35,517
Foreign currency translation adjustments	-	-	-	(638)	-	-	(638)
Allocation of goodwill	45,351	7,834	16,512	-	(36,471)	(33,226)	-
Other	-	-	-	(2)	(4)	3	(3)
Balance as of December 31, 2015	45,351	38,673	16,512	4,032	-	-	104,568
Goodwill acquired	22	380	14	65	-	-	481
Foreign currency translation adjustments	-	-	-	167	-	-	167
Other	(9)	-	-	-	-	-	(9)
Balance as of December 31, 2016	$45,364	$39,053	$16,526	$4,264	$-	$-	$105,207

Schedule Of Amortized Intangible Assets [Table Text Block]
	December 31, 2016			December 31, 2015
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$942	$-	$715	$1,055	$-	$679
BellSouth Corporation	4,450	-	4,429	4,450	-	4,347
DIRECTV	19,547	(125)	5,618	19,505	(294)	1,807
AT&T Corp.	33	-	26	33	-	23
Mexican wireless	506	(108)	214	485	(60)	110
Subtotal	25,478	(233)	11,002	25,528	(354)	6,966
Trade name	2,942	(7)	1,394	2,905	-	424
Other	707	(3)	283	686	-	195
Total	$29,127	$(243)	$12,679	$29,119	$(354)	$7,585

Indefinite-lived intangible assets not subject to amortization:
Licenses:
Wireless licenses	$82,474			$81,147
Orbital slots	11,702			11,946
Trade name	6,479			6,437
Total	$100,655			$99,530